Ordinary Shares	12 Months Ended
Dec. 31, 2021
Federal Home Loan Banks [Abstract]
Ordinary Shares
13.	ORDINARY SHARES
In 2019, 2020 and 2021, 3,402,830, 1,883,774 and 4,344,192 ordinary shares were issued in connection with the exercise of options and vesting of restricted share units previously granted to employees, executives and consultants under the Company’s share incentive plans (see Note 15), respectively.
On September 3, 2020, the Company’s Board of Directors authorized a share repurchase program (“2020 share repurchase program”) under which the Company may repurchase up to US$300 million of its shares over the next 12 months. The Company’s proposed repurchases may be made from time to time on the open market at prevailing market prices, in privately negotiated transactions, in block trades and/or through other legally permissible means, depending on market conditions and in accordance with applicable rules and regulations.
For the
years
ended December

31, 2020 and 2021, the Company repurchased 7,181,576 and 21,124,816 Class A ordinary shares for US$49,019 (RMB330,207) and US$133,395 (RMB862,865) on the open market, at a weighted average price of US$13.63 and US$12.61 per ADS, respectively. The Company accounts for the repurchased ordinary shares under the cost method and includes such treasury stock as a component of the shareholders’ equity.